Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of gains on designated derivatives reclassified
	Six months period ended June 30,
	2021	2020
	Unaudited
Line Item in Statement of Operations
Derivatives designated as cash flow hedging instruments:
Cost of revenues	$-	$(6)
Sales and marketing	-	(3)
General and administrative	-	(1)
Total loss	$-	$(10)

Schedule of assets and liabilities measured at fair value on a recurring basis
	June 30, 2020
	Fair Value	Level 1	Level 2	Level 3
		Unaudited
Description
Derivative liabilities	$26	-	$26	-

	$26	-	$26	-